Item 1. Report to Shareholders

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
                ---------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00    12/31/99

NET ASSET
VALUE

Beginning of
period         $   5.09   $   5.08   $   5.06   $   4.93   $   4.79    $   5.02

Investment
activities
  Net investment
  income (loss)    0.09       0.18       0.25       0.28       0.29       0.27

  Net realized
  and unrealized
  gain (loss)     (0.09)      0.03       0.02       0.13       0.14      (0.23)

  Total from
  investment
  activities        --        0.21       0.27       0.41       0.43       0.04

Distributions
  Net investment
  income          (0.09)     (0.19)     (0.25)     (0.28)     (0.29)     (0.27)

  Net realized
  gain              --       (0.01)        --         --         --         --

  Total
  distributions   (0.09)     (0.20)     (0.25)     (0.28)     (0.29)     (0.27)

NET ASSET
VALUE

End of period  $   5.00   $   5.09   $   5.08   $   5.06   $   4.93   $   4.79
               ---------------------------------------------------------------

Ratios/
Supplemental Data

Total
return^           (0.10)%      4.28%        5.42%       8.47%    9.25%    0.84%

Ratio of
total
expenses
to average
net assets          0.70%!     0.70%        0.70%       0.70%    0.70%    0.70%

Ratio of net
investment
income (loss)
to average
net assets          3.32%!     3.68%        4.86%       5.54%    6.00%    5.54%

Portfolio
turnover
rate                42.1%!    123.8%        62.4%       48.4%    58.4%    36.2%

Net assets,
end of period
(in
thousands)       $ 89,339   $ 90,233     $ 86,375    $ 83,906 $ 68,844 $ 53,148

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                               $ Par/Shares               Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


CORPORATE BONDS AND NOTES  47.1%


Banking and Finance  14.0%

ABN AMRO Bank (Chicago)
    7.25%, 5/31/05                                     410                  428

AIG Sunamerica Global Financing XII
    144A, 5.30%, 5/30/07                               550                  574

Allstate Financial Global Funding
    144A, 5.25%, 2/1/07                                500                  521

AT&T Capital Corporation
    6.60%, 5/15/05                                     195                  202

Bank of America
    5.25%, 2/1/07                                      300                  313

Bank of New York
    2.20%, 5/12/06                                     500                  493

Bank One Corp.
    6.50%, 2/1/06                                      300                  317

CIT Group
    4.125%, 2/21/06                                    250                  254

    5.50%, 11/30/07                                    500                  523

Citigroup
    5.75%, 5/10/06                                     400                  419

Countrywide Home Loan
    5.50%, 8/1/06                                      350                  364

First Union
    7.55%, 8/18/05                                     750                  790

Goldman Sachs Group
    1.725%, 10/1/09                                    500                  500

HBOs Treasury Services, 144A
    3.125%, 1/12/07                                    400                  397

Household Finance
    5.75%, 1/30/07                                     400                  422

International Lease Finance
    3.75%, 8/1/07                                      500                  497

Keycorp
    6.75%, 3/15/06                                     275                  292

Lehman Brothers
    6.25%, 5/15/06                                     500                  528

Marsh & McLennan
    3.625%, 2/15/08                                    455                  447

Marshall & Ilsley Bank
    4.125%, 9/4/07                                     225                  229

Merrill Lynch
    7.00%, 3/15/06                                     275                  293

   VR, 2.897%, 3/2/09                                  400                  392

Midland Bank
    7.625%, 6/15/06                                    700                  757

Morgan Stanley Dean Witter
    6.10%, 4/15/06                                     300                  316

Regions Bank
    2.90%, 12/15/06                                    470                  465

Saint Paul Travelers Companies
    5.75%, 3/15/07                                     350                  367

SLM Corporation
  VR, 2.824%, 4/1/09                                   750                  735

Travelers Property Casualty
    3.75%, 3/15/08                                     265                  261

U.S. Bank
    2.85%, 11/15/06                                    400                  396

                                                                         12,492

Consumer Products and Services  7.2%

AOL Time Warner
    6.125%, 4/15/06                                    350                  367

Brown-Forman
    2.125%, 3/15/06                                    360                  355

Bunge Limited
    4.375%, 12/15/08                                   450                  445

Clear Channel Communications
    6.00%, 11/1/06                                     400                  420

Comcast Cable
    8.375%, 5/1/07                                     350                  391

Dayton Hudson Corporation
    7.50%, 7/15/06                                     250                  271

Diageo
    3.50%, 11/19/07                                    300                  297

Fred Meyer
    7.375%, 3/1/05                                     450                  465

Gillette
    3.50%, 10/15/07                                    600                  598

Johnson & Johnson
    6.625%, 9/1/09                                     850                  947

McCormick
    6.40%, 2/1/06                                      500                  526

Meadwestvaco Corp.
    2.75%, 12/1/05                                     300                  298

Newell Rubbermaid
    2.00%, 5/1/05                                      150                  149

Ralcorp Holdings
    8.75%, 9/15/04                                     500                  507

Viacom
    6.40%, 1/30/06                                     210                  221

Weyerhaeuser
    5.50%, 3/15/05                                     150                  153

                                                                          6,410

Energy  1.5%

Conocophillips
    3.625%, 10/15/07                                   500                  499

Devon Energy
    2.75%, 8/1/06                                      400                  395

Pemex Project Funding
  Master Trust
  144A, VR, 2.70%, 6/15/10                             400                  400

                                                                          1,294

Industrial  8.8%

Alcoa
    4.25%, 8/15/07                                     200                  203

American Honda Finance, 144A
    2.875%, 4/3/06                                     400                  399

Boeing Capital
    7.10%, 9/27/05                                     500                  527

Caterpillar Financial Services
    2.35%, 9/15/06                                     500                  491

Daimler Chrysler North America
    6.90%, 9/1/04                                      550                  554

Dow Chemical
    7.00%, 8/15/05                                     610                  637

Ford Motor Credit
    6.50%, 1/25/07                                     250                  263

General Electric
  VR, 1.22%, 10/24/05                                  335                  335

General Electric Capital
    5.00%, 6/15/07                                     500                  519

General Motors Acceptance Corp.
    6.75%, 1/15/06                                     600                  628

Hutchison Whampoa Finance, 144A
    6.95%, 8/1/07                                      500                  537

John Deere Capital
    3.90%, 1/15/08                                     400                  400

Northrop Grumman
    8.625%, 10/15/04                                   600                  611

Praxair
    6.85%, 6/15/05                                     500                  520

Raytheon
    4.50%, 11/15/07                                    400                  406

Sealed Air, 144A
    5.375%, 4/15/08                                    300                  308

United Technologies
    6.625%, 11/15/04                                   550                  559

                                                                          7,897

Media and Communications  4.6%

Alltel
    6.75%, 9/15/05                                     250                  263

British Telecommunications
  STEP, 7.875%, 12/15/05                               500                  534

Cox Enterprises, 144A
    4.375%, 5/1/08                                     500                  499

France Telecom
  STEP, 8.45%, 3/1/06                                  300                  322

SBC Communications
    5.75%, 5/2/06                                      300                  314

Sprint Capital
    6.00%, 1/15/07                                     400                  419

Telefonica Europe
    7.35%, 9/15/05                                     250                  263

Telefonos De Mexico
    4.50%, 11/19/08                                    220                  212

U.S. West Communications
    7.20%, 11/1/04                                     555                  560

Verizon Global Funding
    6.125%, 6/15/07                                    300                  320

Verizon Wireless
    5.375%, 12/15/06                                   400                  418

                                                                          4,124

Transportation Services  1.1%

ERAC USA Finance, 144A
    6.625%, 2/15/05 !!                                 600                  614

Union Pacific
    5.75%, 10/15/07                                    335                  352

                                                                            966

Utilities  9.9%

Alabama Power
    5.49%, 11/1/05                                     750                  777

Appalachian Power, Series C, VR
    1.916%, 6/29/07                                    240                  240

CE Electric UK Funding, 144A
    6.995%, 12/30/07                                   330                  348

CINergy
    6.25%, 9/1/04                                      500                  503

Consumers Energy Group
    6.00%, 3/15/05                                     275                  281

Dominion Resources
    7.625%, 7/15/05                                    300                  315

Duke Capital
    4.302%, 5/18/06                                    400                  406

Energy East
    5.75%, 11/15/06                                    470                  489

Entergy Gulf States
    5.20%, 12/3/07                                     390                  394

FirstEnergy
    5.50%, 11/15/06                                    290                  300

Niagara Mohawk Power
    5.375%, 10/1/04                                    550                  553

Panhandle Eastern Pipeline, Series B
    2.75%, 3/15/07                                     400                  389

Pepco Holdings
    5.50%, 8/15/07                                     500                  521

PG&E
  VR, 1.81%, 4/3/06                                    415                  416

Pinnacle West Capital
    6.40%, 4/1/06                                      500                  524

PSEG Power
    6.875%, 4/15/06                                    330                  350

Public Service Electric & Gas
    6.25%, 1/1/07                                       75                   80

Sempra Energy
  VR, 1.74%, 5/21/08                                   450                  450

Southern California Edison
    8.00%, 2/15/07                                     400                  442

Texas-New Mexico Power
    6.125%, 6/1/08                                     350                  362

TXU Energy
    6.125%, 3/15/08                                    300                  319

Westar Energy
    7.875%, 5/1/07                                     235                  259

Western Power Distribution Holdings
  144A, 6.875%, 12/15/07                               120                  124

                                                                          8,842

Total Corporate Bonds and Notes
(Cost  $41,440)                                                          42,025


ASSET-BACKED SECURITIES  14.1%


Aesop Funding II, 144A
  Series 2003-5A, Class A1
    2.78%, 12/20/07                                    500                  493

Bank One Auto Securitization
  Series 2003-1, Class A3
    1.82%, 9/20/07                                   1,000                  987

BMW Vehicle Owner Trust
  Series 2003-A, Class A3
    1.94%, 2/25/07                                     750                  749

Capital Auto Receivables Asset Trust
  Series 2002-2, Class A4
    4.50%, 10/15/07                                    375                  383

  Series 2002-2, Class CERT
    4.18%, 10/15/07                                    137                  139

Capital One Master Trust
  Series 1998-1, Class A
    6.31%, 6/15/11                                     250                  271

Chase Manhattan Auto Owner Trust
  Series 2001, Class B, CTFS
    3.75%, 5/15/08                                     102                  103

  Series 2003-A, Class A4
    2.06%, 12/15/09                                  1,000                  972

CIT RV Trust
  Series 1998-A, Class A4
    6.09%, 2/15/12                                     174                  176

Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%, 11/5/09                                    400                  439

Comed Transitional Funding Trust
  Series 1998-1, Class A5
    5.44%, 3/25/07                                     289                  294

CPL Transition Funding
  Series 2002-1, Class A1
    3.54%, 1/15/07                                     381                  383

Harley-Davidson Motorcycle Trust
  Series 2001-1B, Class CTFS
    5.29%, 1/15/09                                     113                  115

  Series 2003-3, Class A2
    2.76%, 5/15/11                                     300                  297

Hertz Vehicle Financing
  Series 2004-1, Class A2, 144A
    2.38%, 5/25/08                                     900                  871

Honda Auto Receivables
  Series 2003-5, Class A4
    2.96%, 4/20/09                                     500                  493

Hyundai Auto Receivables
  Owner Trust
  Series 2003-A, Class B
    2.99%, 10/15/10                                    175                  173

  Series 2003-A, Class C
    3.19%, 10/15/10                                     75                   74

John Deere Owner Trust
  Series 2001-A, Class A4
    3.78%, 9/15/08                                     800                  804

MBNA Credit Card Master Note Trust
  Series 2001, Class AA
    5.75%, 10/15/08                                    725                  761

  Series 2001-C1, Class C1
    VR, 2.15%, 10/15/08                                545                  551

MBNA Master Credit Card Trust
  Series 1999-M, Class A
    6.60%, 4/16/07                                   1,100                1,119

Reliant Energy Transition Bond Trust
  Series 2001-1, Class A1
    3.84%, 9/15/07                                     601                  608

SSB Auto Loan Trust
  Series 2002-1, Class C
    4.13%, 2/15/09                                     132                  133

USAA Auto Owner Trust
  Series 2003-1, Class A3
    1.58%, 6/15/07                                     900                  895

WFS Financial Owner Trust
  Series 2004-2, Class C
    3.20%, 11/21/11                                    350                  350

Total Asset-Backed Securities
(Cost  $12,681)                                                          12,633

U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES 13.8%

U.S. Government Agency Obligations +/- 12.2%

Federal Home Loan Mortgage
    5.00%, 10/1 - 11/1/18                            2,513                2,518

  CMO
    4.00%, 1/15/22                                     500                  499

    4.105%, 10/27/31                                   498                  501

    4.50%, 2/15/13                                     725                  736

    5.00%, 1/15/19                                     800                  810

    6.00%, 1/15/08                                      59                   59

    6.50%, 8/15/23                                     445                  460

  CMO, IO
    4.50%, 5/15/16 - 4/15/18                           507                   79

Federal National Mortgage Assn.
    4.50%, 5/1/18                                    1,375                1,351

    5.00%, 1/1/09 - 11/1/18                            916                  921

    5.50%, 5/1/18 - 6/1/34                             936                  952

    6.00%, 1/1/14                                       97                  101

    9.00%, 5/1/05                                        4                    4

  ARM, 3.818%, 10/1/33                                 949                  956

  CMO, 9.00%, 1/25/08                                  157                  165

  TBA, 5.50%, 1/1/19 - 1/1/34                          787                  800

                                                                         10,912

U.S. Government Obligations 1.6%

Government National Mortgage Assn.
    6.00%, 7/15/16                                     278                  291

    6.50%, 5/15/09                                     305                  323

    7.00%, 9/15/12 - 4/15/13                           657                  703

    8.00%, 5/15/07                                      97                  101

    10.00%, 11/15/09 - 4/15/19                          14                   15

                                                                          1,433

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $12,304)                                                          12,345

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.0%

Banc of America Commercial Mortgage
    CMO, 3.878%, 9/11/36                               386                  376

Bank of America Mortgage Securities
  Series 2003-L, Class 2A2
    CMO, VR, 4.368%, 1/25/34                           725                  721

  Series 2004-A, Class 2A2
    CMO, VR, 4.18%, 2/25/34                            410                  404

Bankboston Home Equity Loan Trust
  Series 1998-2, Class A6
    6.64%, 12/25/28                                    400                  423

Chase Funding Mortgage Loan
  Series 2002-4, Class 2A-1
    VR, 1.67%, 10/25/32                                571                  572

Countrywide Home Loans
  Series 2003-60, Class 3A-1
    CMO, VR, 5.206%, 2/25/34                           748                  746

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B
    CMO, VR, 7.30%, 6/10/32                            375                  417

GMAC Commercial Mortgage Securities
  Series 1998-C2, Class A1
    CMO, 6.15%, 5/15/35                                115                  117

Greenwich Capital Commercial Funding
  Series 2004-GG1A, Class A2
    CMO, 3.835%, 6/10/36                               635                  633

Morgan Stanley Dean Witter
  Series 2002-TOP7, Class 1A
    CMO, 5.38%, 1/15/39                                549                  566

Prudential Securities Secured Financing
  Series 1999-NRF1, Class A1
    CMO, 6.074%, 11/1/31                               223                  230

Residential Accredit Loans
  Series 1997-QS12, Class A7
    CMO, 7.25%, 11/25/27                                29                   30

Residential Asset Mortgage Products
  Series 2003-RZ2, Class A1
    CMO, 3.60%, 4/25/33                                467                  466

Washington Mutual
  Series 2004-AR1, Class A
    CMO, VR, 4.229%, 3/25/34                           578                  571

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost  $6,333)                                                            6,272


U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.9%


U.S. Government Agency Obligations +/- 2.7%

Federal Home Loan Mortgage
    2.75%, 3/15/08                                     450                  433

    4.875%, 3/15/07                                    570                  592

    7.00%, 7/15/05                                     490                  514

Federal National Mortgage Assn.
    VR, 2.877%, 2/17/09                                900                  895

                                                                          2,434

U.S. Treasury Obligations 5.2%

U.S. Treasury Notes
    1.50%, 7/31/05                                   1,000                  993

    1.625%, 4/30/05 ++                               3,000                2,992

    4.375%, 5/15/07                                    500                  517

    5.75%, 11/15/05                                    150                  157

                                                                          4,659

Total U.S. Government & Agency
Obligations (excluding Mortgage-Backed)
(Cost  $7,086)                                                            7,093


OTHER  0.5%


Inter-American Development Bank
    6.375%, 10/22/07                                   375                  407

Total Other (Cost  $376)                                                    407


SHORT-TERM INVESTMENTS  9.6%


Money Market Funds  9.6%

T. Rowe Price Reserve Investment
    Fund, 1.16% #                                    8,576                8,576

Total Short-Term Investments
(Cost  $8,576)                                                            8,576

Total Investments in
Securities

100.0% of Net Assets
(Cost  $88,796)                                            $             89,351
                                                           --------------------

Futures Contracts
($ 000s)
                                            Contract            Unrealized
                            Expiration      Value               Gain (Loss)
                            ----------      -----------         -----------

Short, 60 five year
U.S. Treasury
contracts, $100,000
of U.S. Treasury Notes
pledged as initial margin   9/04            $   (6,521)        $      (57)

Net payments (receipts)
of variation
margin to date                                                         27

Variation margin receivable
(payable) on open futures
contracts                                                             (30)

(1)  Denominated in U.S dollars unless otherwise noted

#    Seven-day yield

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $614 and represents 0.7% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $6,085 and represents 6.8% of net assets

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

ARM  Adjustable Rate Mortgage

CMO  Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value
(Cost $88,796)                                             $             89,351

Other assets                                                              1,951

Total assets                                                             91,302

Liabilities

Total liabilities                                                         1,963

NET ASSETS                                                 $             89,339
                                                           --------------------


Net Assets Consist of:

Undistributed net investment income (loss)                 $                (40)

Undistributed net realized gain (loss)                                      185

Net unrealized gain (loss)                                                  498

Paid-in-capital applicable to
17,884,065 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation authorized                                     88,696

NET ASSETS                                                 $             89,339
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               5.00
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Interest                                                 $              1,764

  Dividend                                                                   21

  Total Income                                                            1,785

Investment management and
administrative expense                                                      311

Net investment income (loss)                                              1,474

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                325

  Futures                                                                  (114)

  Foreign currency transactions                                             (35)

  Net realized gain (loss)                                                  176

Change in net unrealized gain (loss)
  Securities                                                             (1,860)

  Futures                                                                    23

  Other assets and liabilities
  denominated in foreign currencies                                          32

  Change in net unrealized gain (loss)                                   (1,805)

Net realized and unrealized gain (loss)                                  (1,629)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $               (155)
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,474      $         3,326

  Net realized gain (loss)                             176                  736

  Change in net unrealized gain (loss)              (1,805)                (410)

  Increase (decrease) in net
  assets from operations                              (155)               3,652

Distributions to shareholders
  Net investment income                             (1,514)              (3,427)

  Net realized gain                                     --                 (175)

  Decrease in net assets from distributions         (1,514)              (3,602)

Capital share transactions *
  Shares sold                                       12,764               33,744

  Distributions reinvested                           1,505                3,601

  Shares redeemed                                  (13,494)             (33,537)

  Increase (decrease) in net
  assets from capital
  share transactions                                   775                3,808

Net Assets

Increase (decrease) during period                    (894)                3,858

Beginning of period                                 90,233               86,375

End of period                              $        89,339      $        90,233
                                           ------------------------------------

(Including undistributed net
investment income (loss) of
$(40) at 6/30/04 and $0 at
12/31/03)

*Share information
  Shares sold                                        2,523                6,584

  Distributions reinvested                             298                  704

  Shares redeemed                                   (2,665)              (6,549)

  Increase (decrease) in shares outstanding            156                  739

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


Note 1 - Significant Accounting Policies


T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on May 13, 1994. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are included in interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions


Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended June 30, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $15,048,000 and $17,332,000, respectively, for the six months ended June 30, 2004. Purchases and sales of U.S. government securities aggregated $2,848,000 and $5,936,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes


No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $88,796,000. Net unrealized gain aggregated $498,000 at period-end, of which $1,212,000 related to appreciated investments and $714,000 related to depreciated investments.


Note 4 - Related Party Transactions


The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $76,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $21,000.

T. Rowe Price Limited-Term Bond Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Limited-Term Bond Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Fixed Income Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004